Offerings - Offering: 1	Aug. 19, 2025 USD ($)
Offering:
Fee Previously Paid	false
Rule 457(o)	true
Security Type	Equity
Security Class Title	Common Stock, par value $0.001 per share
Maximum Aggregate Offering Price	$ 9,200,000
Fee Rate	0.01531%
Amount of Registration Fee	$ 1,408.52
Offering Note
(1)	Estimated solely for the purpose of calculating the amount of the registration fee pursuant to Rule 457(o) under the Securities Act of 1933, as amended.
(2)	Includes common stock that may be issued upon exercise of a 30-day option granted to the representative of the several underwriters solely to cover overallotments, if any.